Share Based Payment Arrangements - Schedule of Deferred Share Unit Plan for Board Members (Details) - Deferred Share Unit - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Deferred Share Unit Plan for Board Members [line items]
Balance, beginning of year	0	310,128,000
Paid	0	(313,312)
Forfeited	0	(170)
Dividends paid in units	0	3,354
Balance, end of year	0	0